FLEXIBLE PREMIUM VARIABLE ANNUITY - N

Issued Through

SEPARATE ACCOUNT VA YNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated August 11, 2008

to the

Prospectus dated August 11, 2008

The following investment choices are also available:

TRANSAMERICA SERIES TRUST

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – N dated August 11, 2008